INCOME TAX (Details Narrative) - CNY (¥) ¥ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2023	Oct. 31, 2023	Oct. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Statutory income tax rate				(25.00%)	25.00%	(25.00%)
Current income tax expense				¥ 69
Reduction in deferred income tax assets	¥ 105,000
Net operating loss carry forwards				¥ 1,116,534
Operating loss carryforwards, limitations on use				The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries and VIE for the years from 2020 to 2024 are open to examination by the PRC tax authorities.
2025 to 2029 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards				¥ 1,112,677
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate				16.50%
Net operating loss carry forwards				¥ 986
HK$2 million [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate				8.25%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate				25.00%		25.00%
HNTE [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate				15.00%
HNTE [Member] | 2017 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			15.00%
HNTE [Member] | 2023 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		15.00%